Goodwill And Intangible Assets - Summary of Allocation of Goodwill to Operating Segments (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	$ 882	$ 817	$ 832
Goodwill allocated to operating segments	765	700
Operating Segments With Significant Goodwill
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	697	631
Financial Services
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	178	180
Retail
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	113	108
Communication
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	81	82
Energy, Utilities, Resources and Services
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	140	141
Manufacturing
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	70	66
Life Sciences
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	115	54
Operating Segments Without Significant Goodwill
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill allocated to operating segments	$ 68	$ 69